Prudential Day One 2020 Fund
Schedule of Investments (unaudited) as of April 30, 2022
Description	Shares	Value
Long-Term Investments 91.4%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	769,371	$6,993,586
PGIM Global Real Estate Fund (Class R6)	123,272	2,726,788
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	74,769	958,535
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	256,610	2,835,540
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	299,402	3,703,598
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	472,625	8,266,218
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	90,671	960,209
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	254,119	4,259,040
PGIM TIPS Fund (Class R6)	1,210,876	11,781,823
PGIM Total Return Bond Fund (Class R6)	676,917	8,698,378

Total Long-Term Investments (cost $47,226,171)		51,183,715

Short-Term Investment 8.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $4,959,891)	4,959,891	4,959,891

TOTAL INVESTMENTS 100.3% (cost $52,186,062)(wd)		56,143,606
Liabilities in excess of other assets (0.3)%		(156,571)

Net Assets 100.0%		$55,987,035

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds